Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.29%	14.22%	14.53%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.53%	12.85%	13.51%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.45%	10.97%	11.88%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.13%	14.72%	14.52%
Class R
Prospectus [Line Items]
Average Annual Return, Percent		16.72%	15.28%	14.92%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		17.31%	15.87%	15.50%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.39%	15.96%	15.58%

[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it been adjusted, returns would have been higher.